Liability for Reclassified Equity Contracts	9 Months Ended
Sep. 30, 2011
Liability For Reclassified Equity Contracts [Abstract]
Common Stock Warrant Liability Disclosure [Text Block]
7. Liability for Reclassified Equity Contracts

The Company accounts for potential shares that can be converted to common stock and if converted, will be in excess of authorized shares, as a liability that is recorded on the balance sheet (at fair value) only until the authorized number of shares is increased (at which time the whole liability will be remeasured, with changes in value included in other income/(expense), and then reclassified to additional paid-in capital). As of September 30, 2011 total potential issuable common stock exceeded the Company’s authorized shares by 61,000,000 shares. The fair value of these shares totaled approximately $16,562,000 and was recognized as a liability on September 30, 2011. The value of the liability was computed by valuing the securities that management believed were most likely to be converted. As of September 30, 2011, those securities consisted of warrants and options to purchase common stock and shares issuable upon conversion of convertible notes payable which have been issued over the last 7 years and which have exercise and conversion prices ranging from $0.15 to $0.60 per share. The fair value of the warrants as of September 30, 2011 was determined using the Black-Scholes option pricing model based on the following assumptions: expected dividend yield of 0%, risk-free interest rates between 0.13 and 0.97%, volatility between 108 and 194 and contractual lives between of one and five years. The fair value of the shares issuable upon conversion of convertible notes was calculated based on the anticipated conversion price relative to the closing price of the Company’s common stock on September 30, 2011. Until an increase in authorized shares is approved by stockholders, future issuances of common stock and instruments convertible or exercisable into common stock will have the impact of increasing the number of potential shares used to value the liability for reclassified equity contracts. This liability is revalued at each reporting date with any change in value included in other income/(expense) until such time as enough shares are authorized to cover all potentially convertible instruments. When the Company’s stockholders authorize an increase in the authorized capital sufficient to cover this excess the liability will be remeasured, with changes in value included in other income/(expense), and then reclassified to additional paid-in capital. The Company intends to obtain shareholder approval to increase the authorized share capital during the fourth quarter of 2011.